INSURANCE CONTRACTS (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of insurance contract liabilities

	R$ thousands
	On December 31, 2024			On December 31, 2023
	PAA	BBA/VFA	Total	PAA	BBA/VFA	Total
Liability for remaining coverage (LRC)	3,413,117	359,997,742	363,410,859	3,256,881	327,891,751	331,148,632
- Present value of future estimated cash flows on Best Estimated Liability (BEL)	-	333,588,968	333,588,968	-	301,644,946	301,644,946
- Non-financial risk adjustment (RA)	-	1,713,661	1,713,661	-	1,832,047	1,832,047
- Contract Service Margin (CSM)	-	24,695,113	24,695,113	-	24,414,758	24,414,758
- Premium allocation approach (PAA)	3,413,117	-	3,413,117	3,256,881	-	3,256,881
Liability for incurred claims	13,527,747	1,854,214	15,381,961	12,268,731	1,374,859	13,643,590
- Present value of estimated future cash flows on Best Estimated Liability (BEL)	13,109,372	1,788,775	14,898,147	11,847,634	1,302,912	13,150,546
- Non-financial risk adjustment (RA)	418,375	65,439	483,814	421,097	71,947	493,044
Total liabilities for insurance contracts	16,940,864	361,851,956	378,792,820	15,525,612	329,266,610	344,792,222

Schedule of remaining coverage for general model variable fee approach

	R$ thousands
	On December 31, 2024			On December 31, 2023
	Non-Onerous Contracts	Onerous Contracts	Total	Non-Onerous Contracts	Onerous Contracts	Total
Present value of estimated future cash outflows	415,934,920	32,862,946	448,797,866	388,031,144	36,009,806	424,040,950
- Acquisition costs	3,789,618	119,449	3,909,067	3,318,639	72,598	3,391,237
- Claims and other directly attributable expenses	412,145,302	32,743,497	444,888,799	384,712,505	35,937,208	420,649,713
Present value of estimated future cash inflows	(109,275,236)	(5,933,662)	(115,208,898)	(115,748,997)	(6,647,007)	(122,396,004)
Non-financial risk adjustment	926,022	787,639	1,713,661	994,571	837,476	1,832,047
Contract Service Margin	24,594,993	100,120	24,695,113	23,928,554	486,204	24,414,758
Total remaining coverage of the general model/variable rate model	332,180,699	27,817,043	359,997,742	297,205,272	30,686,479	327,891,751

Schedule of realization of contract service margin

	R$ thousands
	Due within one year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years	Total
Issued Insurance Contracts
- Insurance Contract	2,450,329	2,180,759	1,840,336	1,603,463	1,410,985	15,209,241	24,695,113
General model/variable rate approach on December 31, 2024	2,450,329	2,180,759	1,840,336	1,603,463	1,410,985	15,209,241	24,695,113

Issued Insurance Contracts
- Insurance Contract	2,489,957	2,423,170	1,883,419	1,624,982	1,405,499	14,587,731	24,414,758
General model/variable rate approach on December 31, 2023	2,489,957	2,423,170	1,883,419	1,624,982	1,405,499	14,587,731	24,414,758

Schedule of changes of the liability for remaining coverage

	R$ thousands
	BBA/VFA					PAA	Total
	Excluding Loss Component			Loss Component	TOTAL BBA/VFA	-Premium allocation approach
	BEL	RA	CSM	BEL
Opening balances on January 1, 2024	295,007,749	1,832,047	24,414,758	6,637,197	327,891,751	3,256,881	331,148,632
Changes related to current period (Insurance revenue)	(5,297,914)	(168,464)	(4,240,688)	-	(9,707,066)	(49,545,938)	(59,253,004)
Total retrospective method contracts	(596,582)	(30,954)	(1,725,516)	-	(2,353,052)	-	(2,353,052)
Fair value method contracts	(3,979,828)	(114,747)	(1,564,336)	-	(5,658,911)	-	(5,658,911)
Issuance of contracts after transition (Other contracts)	(678,657)	(22,763)	(950,836)	-	(1,652,256)	-	(1,652,256)
Experience adjustments	(42,847)	-	-	-	(42,847)	-	(42,847)
Appropriation relating to contracts premium allocation approach	-	-	-	-	-	(49,545,938)	(49,545,938)
Technical changes related to future periods	(1,221,520)	(71,048)	3,648,437	(512,188)	1,843,681	(618,023)	1,225,658
Changes in estimates that adjust the contract service margin	4,826,038	(128,048)	(4,692,900)	(512,188)	(507,098)	-	(507,098)
Changes in estimates that do not adjust the contract service margin (OCI)	(3,443,788)	(106,907)	-	-	(3,550,695)	-	(3,550,695)
Experience adjustments	3,219	-	1,620,038	-	1,623,257	-	1,623,257
Contracts initially recognized in the period	(2,606,989)	163,907	6,721,299	-	4,278,217	(618,023)	3,660,194
Insurance expenses	224,162	-	-	1,334,682	1,558,844	3,865,963	5,424,807
Constitution of onerous contracts	-	-	-	1,334,682	1,334,682	-	1,334,682
Commission Expense	224,162	-	-	-	224,162	3,865,963	4,090,125
Financial expenses	28,159,122	121,126	872,606	-	29,152,854	-	29,152,854
Financial expenses of insurance contracts	28,159,122	121,126	872,606	-	29,152,854	-	29,152,854
Cash flows	9,257,678	-	-	-	9,257,678	46,454,234	55,711,912
Premiums received	51,516,743	-	-	-	51,516,743	50,320,197	101,836,940
Investment component	(41,788,964)	-	-	-	(41,788,964)	-	(41,788,964)
Insurance acquisition costs cash flow	(470,101)	-	-	-	(470,101)	(3,865,963)	(4,336,064)
Balance on December 31, 2024	326,129,277	1,713,661	24,695,113	7,459,691	359,997,742	3,413,117	363,410,859

	R$ thousands
	BBA/VFA					PAA	Total
	Excluding Loss Component			Loss Component	TOTAL BBA/VFA	-Premium allocation approach
	BEL	RA	CSM	BEL
Opening balances on January 1, 2023	258,267,184	1,892,919	22,162,317	6,220,383	288,542,803	3,981,926	292,524,729
Changes related to current period (Insurance revenue)	(3,601,931)	(171,746)	(3,116,918)	-	(6,890,595)	(44,362,232)	(51,252,827)
Total retrospective method contracts	(647,949)	(42,010)	(1,479,197)	-	(2,169,156)	64	(2,169,092)
Fair value method contracts	(2,683,054)	(124,431)	(1,045,106)	-	(3,852,591)	-	(3,852,591)
Issuance of contracts after transition (Other contracts)	(283,692)	(5,305)	(592,615)	-	(881,612)	-	(881,612)
Experience adjustments	12,764	-	-	-	12,764	-	12,764
Appropriation relating to contracts premium allocation approach	-	-	-	-	-	(44,362,296)	(44,362,296)
Technical changes related to future periods	1,288,676	(41,170)	4,632,552	345,425	6,225,483	(2,485,082)	3,740,401
Changes in estimates that adjust the contract service margin	4,153,449	(274,166)	(3,904,992)	-	(25,709)	-	(25,709)
Changes in estimates that do not adjust the contract service margin (ORA)	1,665,457	44,725	-	294	1,710,476	-	1,710,476
Experience adjustments	-	-	348,556	345,131	693,687	-	693,687
Contracts initially recognized in the period	(4,530,230)	188,271	8,188,988	-	3,847,029	(2,485,082)	1,361,947
Insurance expenses	116,814	-	-	69,302	186,116	3,399,756	3,585,872
Constitution of onerous contracts	-	-	-	69,302	69,302	902	70,204
Commission Expense	116,814	-	-	-	116,814	3,398,854	3,515,668
Financial expenses	32,005,207	152,044	736,807	2,087	32,896,145	-	32,896,145
Financial expenses of insurance contracts	32,005,207	152,044	736,807	2,087	32,896,145	-	32,896,145
Cash flows	6,931,799	-	-	-	6,931,799	42,722,514	49,654,313
Premiums received	45,717,933	-	-	-	45,717,933	45,988,014	91,705,947
Investment component	(38,534,315)	-	-	-	(38,534,315)	-	(38,534,315)
Insurance acquisition costs cash flow	(251,819)	-	-	-	(251,819)	(3,265,500)	(3,517,319)
Balance on December 31, 2023	295,007,749	1,832,047	24,414,758	6,637,197	327,891,751	3,256,881	331,148,632

Schedule of changes in liability for incurred claims

	R$ thousands
	LIC - BBA e VFA			LIC - PAA			TOTAL LIC
	PV FCF	RA	Total liability for incurred claims - BBA and VFA	BEL	RA	Total liability for incurred claims - PAA
Opening balances on January 1	2,043,558	52,341	2,095,899	9,885,830	249,507	10,135,337	12,231,236
Costs of providing insurance	3,849,897	14,279	3,864,176	35,483,400	144,237	35,627,637	39,491,813
Claims incurred and other insurance expenses	3,849,897	14,279	3,864,176	35,483,400	144,237	35,627,637	39,491,813
Liability adjustments for incurred claims	(62,024)		(62,024)	(127,219)	-	(127,219)	(189,243)
Financial expenses of insurance contracts	132,910	4,024	136,934	830,999	21,979	852,978	989,912
Changes recognized in other comprehensive income	20,379	1,303	21,682	134,008	5,374	139,382	161,064
Estimated cash flows	(4,681,808)	-	(4,681,808)	(34,359,384)	-	(34,359,384)	(39,041,192)
Claims and other insurance costs paid	(4,681,808)	-	(4,681,808)	(34,359,384)	-	(34,359,384)	(39,041,192)
Balance on December 31, 2023	1,302,912	71,947	1,374,859	11,847,634	421,097	12,268,731	13,643,590
Costs of providing insurance	5,017,325	(8,625)	5,008,700	35,831,413	(5,557)	35,825,856	40,834,556
Claims incurred and other insurance expenses*	5,017,325	(8,625)	5,008,700	35,831,413	(5,557)	35,825,856	40,834,556
Liability adjustments for incurred claims	47,381	-	47,381	(60,730)	-	(60,730)	(13,349)
Financial expenses of insurance contracts	113,966	6,708	120,674	837,611	30,374	867,985	988,659
Changes recognized in other comprehensive income	(43,788)	(4,591)	(48,379)	(289,739)	(27,539)	(317,278)	(365,657)
Estimated cash flows	(4,649,021)	-	(4,649,021)	(35,056,817)	-	(35,056,817)	(39,705,838)
Claims and other insurance costs paid	(4,649,021)	-	(4,649,021)	(35,056,398)	-	(35,056,398)	(39,705,419)
Transfer of portfolio	-	-	-	(419)	-	(419)	(419)
Balance on December 31, 2024	1,788,775	65,439	1,854,214	13,109,372	418,375	13,527,747	15,381,961

Schedule of contractual service margin

	R$ thousands
	On December 31, 2024				On December 31, 2023
	Contracts measured at fair value on transition	Contracts evaluated by the full retrospective method	Contracts issued after transition (Other contracts)	Total	Contracts measured at fair value on transition	Contracts evaluated by the full retrospective method	Contracts issued after transition (Other contracts)	Total
Opening balance on January 1	11,313,064	8,591,633	4,510,063	24,414,760	11,188,719	10,063,799	909,801	22,162,319
Changes from the current period	(1,564,336)	(1,725,516)	(950,836)	(4,240,688)	(1,045,106)	(1,479,197)	(592,615)	(3,116,918)
- Contract service margin recognized in the period	(1,564,336)	(1,725,516)	(950,836)	(4,240,688)	(1,045,106)	(1,479,197)	(592,615)	(3,116,918)
Changes in relation to future periods	(2,586,246)	1,126,523	5,108,160	3,648,437	1,129,600	(442,767)	3,945,719	4,632,552
- Contracts initially recognized	136,643	53,780	6,530,876	6,721,299	158,165	54,940	7,975,883	8,188,988
- Changes in estimates that adjust the contract service margin	(2,722,889)	1,072,743	(1,422,716)	(3,072,862)	971,435	(497,707)	(4,030,164)	(3,556,436)
Total technical changes	(4,150,582)	(598,993)	4,157,324	(592,251)	84,494	(1,921,964)	3,353,104	1,515,634
Financial expenses of insurance contracts	53,225	422,272	397,109	872,606	39,851	449,798	247,158	736,807
Closing balance on December 31	7,215,705	8,414,912	9,064,496	24,695,113	11,313,064	8,591,633	4,510,063	24,414,760

Schedule of changes in other comprehensive income

	R$ thousands
	Year ended December 31
	2024	2023
Initial balances	1,265,455	2,385,912
Changes in other comprehensive income	2,349,169	(1,120,457)
Income and expenses recognized in the period in Other comprehensive income	3,916,352	(1,871,540)
Deferred taxes	(1,567,183)	751,083
Closing balance on December 31	3,614,624	1,265,455

Schedule of insurance income

	R$ thousands
	Year ended December 31
	2024	2023
Amounts related to changes in liabilities for remaining coverage (LRC)
Outputs related to general model contracts	5,296,714	4,806,022
- Expected claims incurred and Expenses	5,029,705	4,701,972
- Recovery of Acquisition Cash Flow	224,162	116,814
- Experience Adjustments	42,847	(12,764)
Non-financial risk adjustment change	169,664	171,746
Contract service margin recognized for general model and variable rate	4,240,688	1,656,674
Income related to contracts measured under premium allocation approach	49,545,938	44,618,385
Insurance Revenue	59,253,004	51,252,827

Schedule of insurance financial expense

	R$ thousands
	Year ended December 31
	2024	2023
Changes in obligation to pay arising from return on investment	8,459,749	11,547,973
Interest on monetary adjustment of insurance liabilities	21,681,764	22,338,084
Amounts recognized in income	30,141,513	33,886,057
Effect of changes in interest rates	(3,916,352)	1,871,540
Amounts recognized in other comprehensive income	(3,916,352)	1,871,540
Financial expenses of insurance contracts	26,225,161	35,757,597

Schedule of demonstrates the reconciliation of the amounts

Occurrence/Payment	R$ thousands
	Payment year 1	Payment year 2	Payment year 3	Payment year 4	Payment year 5	Payment year 6	Payment year 7	Payment year 8	Payment year 9	Payment year 10
Year of occurrence 1	3,147,090	3,527,701	3,229,917	3,241,950	3,268,150	3,282,321	3,291,007	3,298,296	3,304,334	3,319,658
Year of occurrence 2	3,325,412	3,587,690	3,272,884	3,273,854	3,296,538	3,306,411	3,316,805	3,311,986	3,324,966	-
Year of occurrence 3	3,425,283	3,827,487	3,494,627	3,508,782	3,518,145	3,526,704	3,539,966	3,542,393	-	-
Year of occurrence 4	3,165,598	3,492,486	3,174,129	3,183,827	3,205,111	3,207,657	3,222,304	-	-	-
Year of occurrence 5	3,079,842	3,453,209	3,205,311	3,222,927	3,241,856	3,253,344	-	-	-	-
Year of occurrence 6	3,068,543	3,469,287	3,077,599	3,070,984	3,091,474	-	-	-	-	-
Year of occurrence 7	4,419,675	4,315,384	4,009,581	4,011,871	-	-	-	-	-	-
Year of occurrence 8	4,561,467	5,034,738	4,809,757	-	-	-	-	-	-	-
Year of occurrence 9	4,907,587	5,285,128	-	-	-	-	-	-	-	-
Year of occurrence 10	5,341,281	-	-	-	-	-	-	-	-	-
Payments accumulated up to December 31, 2023	5,341,281	5,285,128	4,809,757	4,011,871	3,091,474	3,253,344	3,222,304	3,542,393	3,324,966	3,319,658
Estimate of claims on December 31, 2023	18,384,490	6,654,756	5,356,694	4,341,056	3,270,208	3,372,873	3,312,236	3,614,463	3,375,871	3,319,658
Estimated claims payable on December 31, 2023	13,043,209	1,369,628	546,937	329,185	178,734	119,529	89,932	72,070	50,905	-

Schedule of liability claims

R$ thousands
Estimated claims payable	15,800,129
Adjustment to present value	(1,422,224)
Adjustment for non-financial risk	269,958
Other estimates	734,098
Liabilities for claims incurred on December 31, 2024	15,381,961